Goodwill - Reconciliation of Goodwill (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill beginning balance	$ 115,796
Goodwill ending balance	113,010	$ 115,796
Acquisition cost [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill beginning balance	118,461	123,702
Effect of movements in foreign exchange	(3,147)	(5,456)
Disposals through the sale of subsidiaries	(32)
Transfers (to)/from other asset categories	(68)	18
Hyperinflation monetary adjustments	328	196
Goodwill ending balance	115,541	118,461
Impairment losses [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill beginning balance	(2,665)	(2,731)
Effect of movements in foreign exchange	134	66
Goodwill ending balance	$ (2,531)	$ (2,665)